Income and Expenses Items - Summary of Employee Benefits Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Other Operating Income Expense [Line Items]
Total employee benefits expenses	$ 30,137	$ 30,793	$ 30,072
Included in cost of sales [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	14,429	13,674	13,474
Labor and health insurance costs	126	162	168
Pension costs	994	890	869
Other employment benefits	816	892	817
Included in selling expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	3,495	3,685	3,641
Labor and health insurance costs	12	14	14
Pension costs	330	324	325
Other employment benefits	50	68	64
Included in general and administrative expenses [Member]
Disclosure Of Other Operating Income Expense [Line Items]
Wages and salaries	8,117	8,818	8,364
Labor and health insurance costs	85	224	219
Pension costs	757	671	656
Director fees	640	1,046	1,119
Other employment benefits	$ 286	$ 325	$ 342